OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
ADVERTISING—0.4%
CBS Outdoor Americas, Inc.	68,348	$2,275,305
Choicestream, Inc.*(L3),(a)	82,955	49,773
Lamar Advertising Co., Cl. A	112,921	5,662,988
		7,988,066
AEROSPACE & DEFENSE—3.8%
B/E Aerospace, Inc.*	42,600	3,626,964
Honeywell International, Inc.	418,300	38,412,489
Precision Castparts Corp.	84,500	19,333,600
The Boeing Co.	74,000	8,915,520
		70,288,573
AIRLINES—0.6%
Copa Holdings SA, Cl. A	6,302	957,085
Delta Air Lines, Inc.	196,800	7,372,128
JetBlue Airways Corp.*	263,600	2,825,792
		11,155,005
ALTERNATIVE CARRIERS—0.2%
Level 3 Communications, Inc.*	80,700	3,549,186

APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Kate Spade & Co.*	99,200	3,752,736
Michael Kors Holdings Ltd.*	32,300	2,631,804
PVH Corp.	68,800	7,580,384
Quiksilver, Inc.*	825,200	2,467,348
Ralph Lauren Corp.	64,700	10,084,142
		26,516,414
APPAREL RETAIL—0.3%
L Brands, Inc.	95,300	5,524,541

APPLICATION SOFTWARE—1.7%
King Digital Entertainment, PLC.*	132,700	2,581,015
salesforce.com, inc.*	379,701	20,598,779
SAP SE#	95,100	7,464,399
		30,644,193
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Affiliated Managers Group, Inc.*	50,700	10,101,975

AUTO PARTS & EQUIPMENT—2.7%
Delphi Automotive PLC.	365,900	24,442,120
Johnson Controls, Inc.	384,100	18,144,884
WABCO Holdings, Inc.*	75,900	7,398,732
		49,985,736
BIOTECHNOLOGY—6.2%
Amgen, Inc.	74,400	9,477,816
Biogen Idec, Inc.*	48,700	16,284,793
Celgene Corp.*	213,700	18,623,955
Gilead Sciences, Inc.*	514,000	47,056,700
Pharmacyclics, Inc.*	131,700	15,861,948
Puma Biotechnology, Inc.*	14,500	3,214,940
Vertex Pharmaceuticals, Inc.*	36,900	3,280,779
		113,800,931

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BREWERS—0.4%
Anheuser-Busch InBev NV#	23,400	$2,526,732
Molson Coors Brewing, Co.	82,900	5,598,237
		8,124,969
BROADCASTING—0.4%
CBS Corp., Cl. B	139,787	7,944,095

BUILDING PRODUCTS—0.0%
Fortune Brands Home & Security, Inc.	21,300	804,927

CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	409,600	22,007,808
DISH Network Corp.*	113,000	6,990,180
Time Warner Cable, Inc.	89,900	13,044,490
		42,042,478
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	93,800	6,927,130

COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	72,300	1,824,129
F5 Networks, Inc.*	98,000	11,033,820
QUALCOMM, Inc.	102,500	7,554,250
		20,412,199
COMPUTER STORAGE & PERIPHERALS—0.3%
SanDisk Corp.	60,000	5,502,600

CONSTRUCTION & ENGINEERING—0.2%
Quanta Services, Inc.*	135,800	4,547,942

CONSTRUCTION MATERIALS—0.5%
Eagle Materials, Inc.	90,800	8,246,456
Martin Marietta Materials, Inc.	14,300	1,776,489
		10,022,945
CONSUMER ELECTRONICS—0.1%
GoPro, Inc.*	29,700	1,424,709

CONSUMER FINANCE—1.7%
American Express Co.	251,900	22,167,200
Discover Financial Services	159,400	9,732,964
		31,900,164
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Alliance Data Systems Corp.*	57,700	15,134,133
Fiserv, Inc.*	204,000	12,580,680
Visa, Inc., Cl. A	179,400	37,855,194
		65,570,007
DIVERSIFIED BANKS—0.2%
JPMorgan Chase & Co.	56,800	3,275,656

DIVERSIFIED CHEMICALS—0.1%
The Dow Chemical Co.	49,000	2,502,430

DRUG RETAIL—2.6%
CVS Caremark Corp.	480,200	36,668,072
Walgreen Co.	159,900	10,996,323
		47,664,395
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	105,552	7,169,092

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Monsanto Co.	87,100	$9,850,139

FOOTWEAR—0.6%
NIKE, Inc., Cl. B	140,000	10,798,200

HEALTH CARE EQUIPMENT—2.1%
Covidien PLC.	181,800	15,727,518
Insulet Corp.*	117,100	4,138,314
St. Jude Medical, Inc.	286,877	18,701,512
		38,567,344
HEALTH CARE FACILITIES—2.7%
HCA Holdings, Inc.*	677,000	44,214,870
Universal Health Services, Inc., Cl. B	46,060	4,909,996
		49,124,866
HEALTH CARE TECHNOLOGY—0.1%
athenahealth, Inc.*	14,400	1,791,360

HOME ENTERTAINMENT SOFTWARE—0.2%
Activision Blizzard, Inc.	142,400	3,186,912

HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	480,600	38,856,510

HOTELS RESORTS & CRUISE LINES—2.1%
Ctrip.com International Ltd.#*	110,400	7,068,912
Hilton Worldwide Holdings, Inc.*	580,000	14,041,800
Royal Caribbean Cruises Ltd.	287,200	17,131,480
		38,242,192
HOUSEHOLD PRODUCTS—0.0%
The Procter & Gamble Co.	4,900	378,868

HOUSEWARES & SPECIALTIES—0.4%
Jarden Corp.*	138,900	7,764,510

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
Robert Half International, Inc.	31,500	1,532,475

INDUSTRIAL CONGLOMERATES—1.0%
Danaher Corp.	240,300	17,753,364

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	76,500	10,094,175

INDUSTRIAL MACHINERY—0.4%
Ingersoll-Rand PLC.	119,900	7,048,921

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
Verizon Communications, Inc.	398,326	20,083,597

INTERNET RETAIL—2.3%
Amazon.com, Inc.*	73,000	22,848,270
Qunar Cayman Islands Ltd.#*	264,300	7,413,615
The Priceline Group, Inc.*	4,300	5,342,535
TripAdvisor, Inc.*	67,100	6,363,764
		41,968,184
INTERNET SOFTWARE & SERVICES—11.2%
Cornerstone OnDemand, Inc.*	155,400	6,501,936
Demandware, Inc.*	53,434	3,218,864
eBay, Inc.*	89,200	4,709,760
Facebook, Inc.*	959,024	69,673,094

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Google, Inc., Cl. A*	29,565	$17,134,396
Google, Inc., Cl. C*	112,565	64,342,154
LinkedIn Corp.*	17,300	3,125,072
Sina Corp.*	18,201	880,746
Trulia, Inc.*	85,200	5,157,156
Yahoo! Inc.*	840,300	30,091,143
		204,834,321
INVESTMENT BANKING & BROKERAGE—1.7%
LPL Financial Holdings, Inc.	22,000	1,044,560
Morgan Stanley	946,830	30,620,482
		31,665,042
IT CONSULTING & OTHER SERVICES—0.5%
Acxiom Corp.*	80,200	1,469,264
International Business Machines Corp.	35,900	6,880,953
		8,350,217
LEISURE PRODUCTS—0.1%
Gildan Activewear, Inc.	32,700	1,914,912

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	89,800	4,704,622
Prudential Financial, Inc.	41,500	3,609,255
		8,313,877
LIFE SCIENCES TOOLS & SERVICES—1.7%
Thermo Fisher Scientific, Inc.	258,228	31,374,702

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	287,700	22,305,381
Cigna Corp.	155,100	13,965,204
		36,270,585
MULTI-LINE INSURANCE—0.4%
American International Group, Inc.	125,700	6,533,886

OIL & GAS EQUIPMENT & SERVICES—3.3%
Halliburton Company	158,000	10,900,420
National Oilwell Varco, Inc.	156,000	12,642,240
Schlumberger Ltd.	24,100	2,612,199
Weatherford International PLC*	1,567,980	35,075,713
		61,230,572
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Anadarko Petroleum Corp.	187,500	20,034,375
Devon Energy Corp.	248,100	18,731,550
Parsley Energy, Inc., Cl. A*	186,000	4,198,020
Pioneer Natural Resources Co.	9,600	2,126,016
		45,089,961
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy, Inc.*	176,600	12,496,216

PHARMACEUTICALS—3.0%
AbbVie, Inc.	247,800	12,969,852
Actavis PLC.*	152,800	32,738,928
Johnson & Johnson	14,300	1,431,287
Perrigo Co., PLC.	33,000	4,964,850

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Valeant Pharmaceuticals International, Inc.*	19,900	$2,336,061
		54,440,978
RAILROADS—0.8%
Canadian National Railway, Co.	106,200	7,098,408
Union Pacific Corp.	73,600	7,235,616
		14,334,024
RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	64,700	9,299,331
Nielsen NV	235,600	10,863,516
		20,162,847
RESTAURANTS—0.8%
Starbucks Corp.	155,900	12,110,312
Yum! Brands, Inc.	37,800	2,623,320
		14,733,632
SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	405,600	17,501,640

SEMICONDUCTOR EQUIPMENT—0.7%
Lam Research Corp.	122,200	8,554,000
SunEdison, Inc.*	243,500	4,870,000
		13,424,000
SEMICONDUCTORS—4.1%
Avago Technologies Ltd.	243,500	16,894,030
Broadcom Corp., Cl. A	24,900	952,674
Micron Technology, Inc.*	879,000	26,853,450
NXP Semiconductor NV*	481,200	30,002,820
		74,702,974
SOFT DRINKS—1.1%
Monster Beverage Corp.*	5,600	358,176
PepsiCo, Inc.	230,500	20,307,050
		20,665,226
SPECIALIZED FINANCE—0.4%
IntercontinentalExchange Group, Inc.	23,800	4,574,836
Moody’s Corp.	25,100	2,183,700
		6,758,536
SPECIALTY CHEMICALS—1.6%
Chemtura Corp.*	26,400	614,064
Rockwood Holdings, Inc.	336,080	26,530,155
The Sherwin-Williams Co.	8,500	1,752,955
		28,897,174
SPECIALTY STORES—0.2%
Tiffany & Co.	46,100	4,499,821

SYSTEMS SOFTWARE—1.0%
Microsoft Corp.	445,195	19,214,616

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	1,219,615	116,558,605
Western Digital Corp.	64,400	6,429,052
		122,987,657

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—0.4%
Lorillard, Inc.	105,610	$6,387,293

TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	382,500	9,723,150
United Rentals, Inc.*	59,900	6,343,410
		16,066,560
WIRELESS TELECOMMUNICATION SERVICES—0.4%
SoftBank Corp.(L2)	112,100	8,058,674

TOTAL COMMON STOCKS (Cost $1,524,706,177)		1,783,341,918

PREFERRED STOCKS—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	715,332	429,199
Choicestream, Inc., Cl. B*(L3),(a)	1,649,956	989,974
		1,419,173
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	76,682	2,483,730

TOTAL PREFERRED STOCKS (Cost $4,045,741)		3,902,903

MASTER LIMITED PARTNERSHIP—1.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
The Blackstone Group LP.	740,700	24,206,076
The Carlyle Group LP.	295,900	9,877,142
		34,083,218
TOTAL MASTER LIMITED PARTNERSHIP (Cost $30,689,354)		34,083,218

Total Investments (Cost $1,559,441,272)(b)	99.3%	1,821,328,039
Other Assets in Excess of Liabilities	0.7%	12,151,561
NET ASSETS	100.0%	$1,833,479,600

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex. See Affiliated Securities in Notes to Financial Statements.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,564,982,127, amounted to $256,345,912 which consisted of aggregate gross unrealized appreciation of $273,445,332 and aggregate gross unrealized depreciation of $17,099,420.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER INTERNATIONAL GROWTH FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.3%
AUSTRALIA—1.3%
DIVERSIFIED METALS & MINING—1.3%
BHP Billiton Ltd.(L2)	89,500	$3,177,997
(Cost $3,043,929)

BELGIUM—2.5%
BREWERS—2.5%
Anheuser-Busch InBev NV(L2)	56,109	6,056,000
(Cost $5,492,322)

BRAZIL—1.6%
DIVERSIFIED BANKS—1.0%
Itau Unibanco Holding SA#	149,820	2,307,228

MULTI-LINE INSURANCE—0.6%
BB Seguridade Participacoes SA	105,300	1,535,195

TOTAL BRAZIL (Cost $3,048,355)		3,842,423

CANADA—6.0%
ENERGY EQUIPMENT & SERVICES—1.0%
Precision Drilling Corp.	200,000	2,493,235

INTEGRATED OIL & GAS—3.9%
Canadian Natural Resources Ltd.	106,575	4,646,617
Suncor Energy, Inc.	116,500	4,784,392
		9,431,009
RAILROADS—1.1%
Canadian National Railway, Co.	40,300	2,694,553

TOTAL CANADA (Cost $13,994,344)		14,618,797

CAYMAN ISLANDS—0.6%
INTERNET SOFTWARE & SERVICES—0.6%
Qihoo 360 Technology Co., Ltd.#*	15,500	1,412,825
(Cost $1,522,019)

CHINA—2.8%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
China South Locomotive and Rolling Stock Corp.(L2)	3,150,000	2,817,211

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.6%
Huaneng Power International, Inc.(L2)	1,250,000	1,392,341

INTEGRATED OIL & GAS—0.5%
China Petroleum & Chemical Corp.(L2)	1,270,000	1,243,320

LIFE & HEALTH INSURANCE—0.5%
Ping An Insurance Group Co., of China Ltd.(L2)	145,000	1,231,123

TOTAL CHINA (Cost $6,085,099)		6,683,995

FRANCE—5.8%
BIOTECHNOLOGY—0.4%
Innate Pharma SA*(L2)	85,850	852,007

HEALTH CARE EQUIPMENT—0.5%
DBV Technologies SA*(L2)	45,200	1,180,178

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FRANCE—(CONT.)
HEALTH CARE SUPPLIES—1.1%
Essilor International SA(L2)	27,000	$2,637,579

HOME ENTERTAINMENT SOFTWARE—1.0%
UBISOFT Entertainment*(L2)	150,000	2,509,890

LIFE SCIENCES TOOLS & SERVICES—0.3%
Genfit*(L2)	18,000	673,560

PERSONAL PRODUCTS—1.2%
L’Oreal SA(L2)	17,900	3,022,594

PHARMACEUTICALS—1.3%
Sanofi(L2)	29,600	3,107,731

TOTAL FRANCE (Cost $14,769,706)		13,983,539

GERMANY—8.0%
APPLICATION SOFTWARE—2.1%
SAP SE#	63,900	5,022,021

AUTO PARTS—0.9%
Rheinmetall AG(L2)	37,900	2,297,190

AUTOMOBILE MANUFACTURERS—2.5%
Bayerische Motoren Werke AG(L2)	50,546	6,021,038

ELECTRICAL EQUIPMENT—0.4%
OSRAM Licht AG*(L2)	22,000	888,653

MULTI-LINE INSURANCE—0.9%
Allianz SE(L2)	13,500	2,247,562

SEMICONDUCTORS—1.2%
Infineon Technologies AG(L2)	258,836	2,851,991

TOTAL GERMANY (Cost $18,450,199)		19,328,455

HONG KONG—2.9%
CONSTRUCTION & ENGINEERING—0.8%
China State Construction International Holdings Ltd.(L2)	1,067,100	1,879,056

ELECTRIC UTILITIES—0.5%
Power Assets Holdings Ltd.(L2)	138,700	1,239,775

LIFE & HEALTH INSURANCE—1.6%
AIA Group Ltd.(L2)	726,504	3,896,772

TOTAL HONG KONG (Cost $6,349,962)		7,015,603

INDIA—2.2%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Tata Motors Ltd.#	36,600	1,439,112

DIVERSIFIED BANKS—1.6%
HDFC Bank Ltd.(L2)	156,900	2,136,455
ICICI Bank Ltd.#	36,800	1,840,736
		3,977,191
TOTAL INDIA (Cost $5,016,037)		5,416,303

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IRELAND—4.3%
AIRLINES—0.5%
Ryanair Holdings PLC.*	134,000	$1,227,499

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	16,000	1,086,720

INDUSTRIAL MACHINERY—1.2%
Ingersoll-Rand PLC.	50,028	2,941,146

OIL & GAS EQUIPMENT & SERVICES—1.4%
Weatherford International PLC*	149,300	3,339,841

PHARMACEUTICALS—0.7%
Jazz Pharmaceuticals PLC.*	12,900	1,802,517

TOTAL IRELAND (Cost $9,508,249)		10,397,723

ISRAEL—0.9%
FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Israel Chemicals Ltd.(L2)	270,000	2,195,470
(Cost $2,468,584)

ITALY—1.0%
DIVERSIFIED BANKS—1.0%
Intesa Sanpaolo SpA(L2)	853,500	2,534,573
(Cost $2,429,371)

JAPAN—16.8%
AUTOMOBILE MANUFACTURERS—2.0%
Toyota Motor Corp.(L2)	82,575	4,875,233

COMMODITY CHEMICALS—1.0%
Toray Industries, Inc.(L2)	339,450	2,297,684

CONSTRUCTION & ENGINEERING—1.2%
Kajima Corp.(L2)	636,500	2,959,765

DIVERSIFIED BANKS—3.9%
Mizuho Financial Group, Inc.(L2)	1,801,600	3,497,758
Sumitomo Mitsui Financial Group, Inc.(L2)	83,100	3,387,528
Sumitomo Mitsui Trust Holdings, Inc.(L2)	596,600	2,596,228
		9,481,514
DIVERSIFIED REAL ESTATE ACTIVITIES—1.3%
Mitsui Fudosan Co., Ltd.(L2)	96,000	3,170,287

ELECTRONIC COMPONENTS—1.6%
Murata Manufacturing Co., Ltd.(L2)	40,900	3,898,806

INDUSTRIAL MACHINERY—2.2%
FANUC Corp.(L2)	14,950	2,583,813
Minebea Co., Ltd.(L2)	234,700	2,792,288
		5,376,101
INFRASTRUCTURE SOFTWARE—0.6%
SCSK Corp.(L2)	50,000	1,382,740

PROPERTY & CASUALTY INSURANCE—1.3%
Tokio Marine Holdings, Inc.(L2)	99,800	3,138,388

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SoftBank Corp.(L2)	56,350	$4,050,904

TOTAL JAPAN (Cost $40,439,023)		40,631,422

JERSEY CHANNEL ISLANDS—1.2%
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	43,900	2,932,520
(Cost $2,914,000)

LUXEMBOURG—1.3%
BROADCASTING—1.3%
Altice SA*(L2)	54,600	3,138,130
(Cost $2,281,432)

MACAU—0.5%
CASINOS & GAMING—0.5%
Sands China Ltd.(L2)	180,000	1,322,634
(Cost $1,319,933)

MEXICO—1.6%
DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Corp Inmobiliaria Vesta SAB de CV	1,134,330	2,443,920

SOFT DRINKS—0.6%
Arca Continental SAB de CV	211,800	1,496,949

TOTAL MEXICO (Cost $3,487,064)		3,940,869

NETHERLANDS—2.5%
ALUMINUM—1.0%
Constellium NV, Cl. A*	82,500	2,390,850

SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV#	27,457	2,585,351

SEMICONDUCTORS—0.5%
NXP Semiconductor NV*	18,700	1,165,945

TOTAL NETHERLANDS (Cost $5,879,365)		6,142,146

NORWAY—2.0%
DIVERSIFIED BANKS—1.2%
DNB ASA(L2)	171,377	3,037,628

INTEGRATED OIL & GAS—0.8%
Statoil ASA(L2)	64,050	1,830,537

TOTAL NORWAY (Cost $4,668,842)		4,868,165

PAPUA NEW GUINEA—1.1%
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Oil Search Ltd.(L2)	300,000	2,624,067
(Cost $2,425,820)

PERU—0.9%
DIVERSIFIED BANKS—0.9%
Credicorp Ltd.	15,500	2,292,760
(Cost $2,052,618)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PORTUGAL—1.0%
BROADCASTING—0.5%
NOS SGPS(L2)	197,700	$1,178,326

INTEGRATED OIL & GAS—0.5%
Galp Energia SGPS SA(L2)	71,000	1,260,194

TOTAL PORTUGAL (Cost $2,422,583)		2,438,520

SINGAPORE—1.2%
SEMICONDUCTORS—1.2%
Avago Technologies Ltd.	41,500	2,879,270
(Cost $2,651,265)

SOUTH AFRICA—1.2%
PHARMACEUTICALS—1.2%
Aspen Pharmacare Holdings Ltd.(L2)	104,471	2,823,736
(Cost $2,354,204)

SWEDEN—1.7%
BIOTECHNOLOGY—1.2%
Swedish Orphan Biovitrum AB*(L2)	240,000	2,885,304

INDUSTRIAL MACHINERY—0.5%
Arcam AB*(L2)(a)	45,600	1,250,310

TOTAL SWEDEN (Cost $3,630,878)		4,135,614

SWITZERLAND—7.6%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Cie Financiere Richemont SA(L2)	51,172	4,855,826

DIVERSIFIED CAPITAL MARKETS—0.8%
UBS AG(L2)	120,800	2,075,530

PACKAGED FOODS & MEATS—1.8%
Nestle SA(L2)	58,300	4,316,536

PHARMACEUTICALS—2.0%
Roche Holding AG(L2)	16,448	4,773,304

SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	54,900	2,368,935

TOTAL SWITZERLAND (Cost $17,706,275)		18,390,131

TAIWAN—1.2%
ELECTRONIC COMPONENTS—1.2%
Largan Precision Co., Ltd.(L2)	36,500	2,797,316
(Cost $1,789,589)

UNITED KINGDOM—13.5%
CABLE & SATELLITE—1.2%
Liberty Global PLC.*	72,600	2,903,274

DIVERSIFIED BANKS—1.0%
Lloyds Banking Group PLC.*(L2)	1,920,900	2,394,811

HOUSEHOLD PRODUCTS—2.2%
Reckitt Benckiser Group PLC.(L2)	59,262	5,231,655

INDUSTRIAL GASES—1.1%
Essentra PLC.(L2)	208,200	2,697,654

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—(CONT.)
INTERNET RETAIL—0.2%
Just Eat PLC.*(L2)(a)	127,978	$435,064

MULTI-UTILITIES—1.3%
National Grid PLC(L2)	214,500	3,055,265

OIL & GAS EQUIPMENT & SERVICES—1.2%
Hunting PLC.(L2)	203,786	2,983,012

PHARMACEUTICALS—0.5%
Shire PLC.(L2)	14,800	1,218,200

SPECIALTY CHEMICALS—1.0%
Johnson Matthey PLC.(L2)	48,756	2,429,433

TOBACCO—1.5%
British American Tobacco PLC.(L2)	62,411	3,656,296

TRADING COMPANIES & DISTRIBUTION—1.6%
Ashtead Group PLC.(L2)	267,400	4,011,294

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Jazztel PLC.*(L2)	125,000	1,679,580

TOTAL UNITED KINGDOM (Cost $30,501,784)		32,695,538

UNITED STATES—1.4%
PHARMACEUTICALS—1.4%
Actavis PLC.*	16,400	3,513,864
(Cost $3,422,302)

VIRGIN ISLANDS (BRITISH)—0.7%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Michael Kors Holdings Ltd.*	20,000	1,629,600
(Cost $1,864,965)

TOTAL COMMON STOCKS (Cost $223,990,118)		235,860,005

Total Investments (Cost $223,990,118)(b)	97.3%	235,860,005
Other Assets in Excess of Liabilities	2.7%	6,575,277
NET ASSETS	100.0%	$242,435,282

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7% of the net assets of the Portfolio.

(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $224,227,244, amounted to $11,632,761 which consisted of aggregate gross unrealized appreciation of $17,170,031 and aggregate gross unrealized depreciation of $5,537,270.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.3%
ADVERTISING—0.5%
Lamar Advertising Co., Cl. A	23,800	$1,193,570

AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	21,000	1,787,940
TransDigm Group, Inc.	6,700	1,125,064
		2,913,004
AIRLINES—0.9%
Delta Air Lines, Inc.	33,200	1,243,672
United Continental Holdings, Inc.*	17,100	793,269
		2,036,941
ALTERNATIVE CARRIERS—1.6%
Level 3 Communications, Inc.*	79,500	3,496,410

APPAREL ACCESSORIES & LUXURY GOODS—4.7%
Hanesbrands, Inc.	14,200	1,387,482
Kate Spade & Co.*	48,700	1,842,321
Michael Kors Holdings Ltd.*	14,200	1,157,016
PVH Corp.	16,400	1,806,952
Ralph Lauren Corp.	16,300	2,540,518
Under Armour, Inc., Cl. A*	25,700	1,715,475
		10,449,764
APPAREL RETAIL—0.9%
L Brands, Inc.	35,400	2,052,138

APPLICATION SOFTWARE—1.7%
King Digital Entertainment, PLC.*	39,400	766,330
Synchronoss Technologies, Inc.*	40,800	1,648,728
Workday, Inc., Cl. A*	15,500	1,299,520
		3,714,578
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc.*	11,200	2,231,600

AUTO PARTS & EQUIPMENT—3.0%
BorgWarner, Inc.	46,200	2,875,950
Delphi Automotive PLC.~	26,450	1,766,860
WABCO Holdings, Inc.*	21,800	2,125,064
		6,767,874
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	5,900	1,317,470

BIOTECHNOLOGY—3.3%
BioMarin Pharmaceutical, Inc.*	13,900	859,298
Celldex Therapeutics, Inc.*	34,700	454,223
Intercept Pharmaceuticals, Inc.*	2,400	557,664
Medivation, Inc.*	15,200	1,128,296
Pharmacyclics, Inc.*	20,600	2,481,064
Portola Pharmaceuticals, Inc.*	25,500	641,070
Vertex Pharmaceuticals, Inc.*	14,000	1,244,740
		7,366,355
BUILDING PRODUCTS—1.5%
Fortune Brands Home & Security, Inc.	22,600	854,054

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	29,600	$2,525,472
		3,379,526
CABLE & SATELLITE—0.3%
AMC Networks, Inc.*	12,400	742,388

COMMUNICATIONS EQUIPMENT—1.9%
ARRIS Group, Inc.*	56,700	1,937,439
CommScope Holding Co., Inc.*	48,500	1,195,040
F5 Networks, Inc.*	10,000	1,125,900
		4,258,379
COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.	8,600	788,706

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Allison Transmission Holdings, Inc.	78,200	2,289,696
Oshkosh Corp.	32,400	1,497,528
		3,787,224
CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	15,500	1,407,710
Martin Marietta Materials, Inc.	7,000	869,610
		2,277,320
CONSUMER ELECTRONICS—0.1%
GoPro, Inc.*	5,300	254,241

CONSUMER FINANCE—0.5%
Discover Financial Services	16,600	1,013,596

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*,~	10,400	2,727,816
Fiserv, Inc.*	45,000	2,775,150
		5,502,966
DRUG RETAIL—1.0%
Rite Aid Corp.*	313,600	2,097,984

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Acuity Brands, Inc.	10,900	1,169,243
Hubbell, Inc., Cl. B	11,200	1,309,728
		2,478,971
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
OSI Systems, Inc.*	16,300	1,080,690

FOOD RETAIL—1.4%
The Kroger Co.	46,200	2,262,876
Whole Foods Market, Inc.	19,900	760,578
		3,023,454
GENERAL MERCHANDISE STORES—0.8%
Burlington Stores, Inc.*	52,200	1,708,506

HEALTH CARE EQUIPMENT—1.1%
Insulet Corp.*	44,200	1,562,028
Wright Medical Group, Inc.*	25,100	773,582
		2,335,610
HEALTH CARE FACILITIES—3.3%
Acadia Healthcare Co., Inc.*	13,700	652,942
Tenet Healthcare Corporation*	92,100	4,860,117

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
Universal Health Services, Inc., Cl. B	16,300	$1,737,580
		7,250,639
HEALTH CARE SERVICES—2.0%
Air Methods Corp.*	32,600	1,638,150
IPC The Hospitalist Co., Inc.*	58,500	2,877,030
		4,515,180
HEALTH CARE TECHNOLOGY—1.4%
athenahealth, Inc.*	25,800	3,209,520

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	52,300	1,170,474

HOME FURNISHING RETAIL—0.4%
Williams-Sonoma, Inc.	14,400	965,808

HOMEBUILDING—0.5%
Toll Brothers, Inc.*	34,500	1,127,805

HOTELS RESORTS & CRUISE LINES—3.7%
Royal Caribbean Cruises Ltd.~	87,100	5,195,515
Starwood Hotels & Resorts Worldwide, Inc.	39,000	2,996,760
		8,192,275
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*,~	46,500	2,599,350

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	29,400	1,430,310

INDUSTRIAL MACHINERY—2.1%
Donaldson Co., Inc.	41,400	1,605,906
Graco, Inc.	18,200	1,349,530
Ingersoll-Rand PLC.	28,900	1,699,031
		4,654,467
INSURANCE BROKERS—1.1%
Aon PLC.	14,680	1,238,405
Arthur J Gallagher & Co.	24,100	1,084,500
		2,322,905
INTERNET RETAIL—1.3%
NetFlix, Inc.*	1,300	549,536
Qunar Cayman Islands Ltd.#*	31,800	891,990
TripAdvisor, Inc.*	14,465	1,371,861
		2,813,387
INTERNET SOFTWARE & SERVICES—2.0%
AOL, Inc.*	17,400	670,770
Cornerstone OnDemand, Inc.*	39,500	1,652,680
Demandware, Inc.*	16,400	987,936
Trulia, Inc.*	18,000	1,089,540
		4,400,926
IT CONSULTING & OTHER SERVICES—0.4%
Unisys Corp.*	45,000	958,050

LEISURE FACILITIES—1.2%
SeaWorld Entertainment, Inc.	96,400	2,684,740

LEISURE PRODUCTS—1.2%
Brunswick Corp.	27,800	1,121,174

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—(CONT.)
Hasbro, Inc.~	32,800	$1,638,688
		2,759,862
LIFE & HEALTH INSURANCE—0.7%
Lincoln National Corp.	31,500	1,650,285

LIFE SCIENCES TOOLS & SERVICES—0.3%
Genfit*(L2)	16,700	624,914

MANAGED HEALTH CARE—1.1%
WellCare Health Plans, Inc.*	37,400	2,333,012

OIL & GAS DRILLING—0.5%
Nabors Industries Ltd.^	41,600	1,129,856

OIL & GAS EQUIPMENT & SERVICES—0.5%
Cameron International Corp.*^	17,000	1,205,470

OIL & GAS EXPLORATION & PRODUCTION—6.3%
Cabot Oil & Gas Corp.^	96,100	3,166,495
Denbury Resources, Inc.	149,200	2,528,940
Northern Oil and Gas, Inc.*	34,600	556,714
Parsley Energy, Inc., Cl. A*	153,000	3,453,210
PDC Energy, Inc.*^	20,700	1,123,182
Rosetta Resources, Inc.*^	32,000	1,634,240
Whiting Petroleum Corp.*^	18,000	1,592,820
		14,055,601
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.^	20,600	968,406

PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	13,100	1,197,864

PAPER PACKAGING—0.7%
Graphic Packaging Holding Co.*	132,800	1,593,600

PHARMACEUTICALS—1.3%
Jazz Pharmaceuticals PLC.*	11,600	1,620,868
Salix Pharmaceuticals Ltd.*	10,300	1,358,673
		2,979,541
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	12,400	1,533,880

REGIONAL BANKS—0.6%
Signature Bank*	11,200	1,281,168

RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc.*	34,500	1,060,875

RESEARCH & CONSULTING SERVICES—2.5%
CoStar Group, Inc.*	14,900	2,141,577
IHS, Inc., Cl. A*	12,800	1,681,536
Verisk Analytics, Inc., Cl. A*	30,100	1,807,204
		5,630,317
RESTAURANTS—1.8%
Chipotle Mexican Grill, Inc.*	3,200	2,152,000
Papa John’s International, Inc.	43,000	1,792,670
		3,944,670
SECURITY & ALARM SERVICES—0.6%
Tyco International Ltd.	32,900	1,419,635

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.	32,400	$2,268,000
SunEdison, Inc.*	21,500	430,000
		2,698,000
SEMICONDUCTORS—4.6%
Avago Technologies Ltd.	41,800	2,900,084
Cree, Inc.*	17,800	840,694
Micron Technology, Inc.*	63,200	1,930,760
Microsemi Corp.*	79,500	1,906,410
NXP Semiconductor NV*	43,200	2,693,520
		10,271,468
SOFT DRINKS—0.5%
Monster Beverage Corp.*	18,600	1,189,656

SPECIALIZED FINANCE—1.0%
Moody’s Corp.	24,300	2,114,100

SPECIALTY CHEMICALS—2.8%
Chemtura Corp.*	55,400	1,288,604
Rockwood Holdings, Inc.	30,900	2,439,246
The Sherwin-Williams Co.~	12,500	2,577,875
		6,305,725
SPECIALTY STORES—3.4%
Signet Jewelers Ltd.	20,200	2,056,158
Tiffany & Co.~	19,200	1,874,112
Tractor Supply Co.~	27,200	1,691,024
Ulta Salon, Cosmetics & Fragrance, Inc.*	21,300	1,966,629
		7,587,923
SYSTEMS SOFTWARE—0.8%
ServiceNow, Inc.*	31,800	1,869,840

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Nimble Storage, Inc.*	14,900	385,612
Western Digital Corp.	18,600	1,856,838
		2,242,450
TRADING COMPANIES & DISTRIBUTORS—1.4%
MSC Industrial Direct Co., Inc.	15,500	1,321,995
United Rentals, Inc.*	16,200	1,715,580
		3,037,575
TRUCKING—0.3%
Swift Transportation Co.*	26,900	550,105

TOTAL COMMON STOCKS (Cost $196,682,873)		209,800,899

MASTER LIMITED PARTNERSHIP—1.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Carlyle Group LP.	64,200	2,142,996
(Cost $2,152,324)		2,142,996

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Nabors Industries Ltd./ August/ 27*,~	1,452	84,216
SPDR S&P 500 ETF Trust/ August/ 196*,~	83	31,125

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)
PUT OPTIONS—(CONT.)
Whiting Petroleum Corp./ August/ 85*,~	166	$17,430

TOTAL PUT OPTIONS (Cost $77,074)		132,771

TOTAL PURCHASED OPTIONS (Cost $77,074)		132,771

Total Investments (Cost $198,912,271)(a)	95.3%	212,076,666
Other Assets in Excess of Liabilities	4.7%	10,410,701
NET ASSETS	100.0%	$222,487,367

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $199,266,516, amounted to $12,810,150 which consisted of aggregate gross unrealized appreciation of $20,651,666 and aggregate gross unrealized depreciation of $7,841,516.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cameron International Corp./ August/ 72.5	(42)	(4,200)	$(7,770)
Cameron International Corp./ August/ 75(L2)	(125)	(12,500)	(42,500)
Cheniere Energy, Inc./ August/ 67.5	(20)	(2,000)	(2,040)
Cheniere Energy, Inc./ August/ 70	(80)	(8,000)	(15,360)
Cheniere Energy, Inc./ August/ 76	(41)	(4,100)	(26,650)
Cheniere Energy, Inc./ September/ 67.5	(41)	(4,100)	(10,742)
Cheniere Energy, Inc./ September/ 72.5	(42)	(4,200)	(18,774)
Nabors Industries Ltd./ August/ 28	(415)	(41,500)	(37,765)
Nabors Industries Ltd./ August/ 29	(704)	(70,400)	(112,640)
Nabors Industries Ltd./ August/ 30	(372)	(37,200)	(97,092)
Northern Oil and Gas, Inc./ August/ 17(L2)	(330)	(33,000)	(31,350)
Northern Oil and Gas, Inc./ August/ 18(L2)	(248)	(24,800)	(40,920)
PDC Energy, Inc./ August/ 60(L2)	(41)	(4,100)	(21,730)
PDC Energy, Inc./ August/ 65(L2)	(82)	(8,200)	(81,180)
QEP Resources, Inc./ August/ 34	(84)	(8,400)	(9,240)
QEP Resources, Inc./ August/ 35(L2)	(186)	(18,600)	(33,480)
Rice Energy, Inc./ August/ 25	(46)	(4,600)	(2,300)
Rosetta Resources, Inc./ August/ 55(L2)	(41)	(4,100)	(16,810)
SPDR S&P 500 ETF Trust/ August/ 194	(83)	(8,300)	(22,493)
Whiting Petroleum Corp./ August/ 80	(82)	(8,200)	(2,050)
Whiting Petroleum Corp./ August/ 82.5	(41)	(4,100)	(2,050)
Whiting Petroleum Corp./ August/ 87.5	(82)	(8,200)	(10,660)
Whiting Petroleum Corp./ August/ 90	(248)	(24,800)	(59,520)
Whiting Petroleum Corp./ September/ 85	(82)	(8,200)	(17,630)
TOTAL PUT OPTIONS WRITTEN (Premiums Received $(630,192))			(722,746)
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 35	(82)	(8,200)	(1,640)
Cameron International Corp./ August/ 65	(123)	(12,300)	(77,490)
HollyFrontier Corp./ August/ 46	(83)	(8,300)	(14,525)
HollyFrontier Corp./ September/ 46	(42)	(4,200)	(9,786)
Nabors Industries Ltd./ August/ 29	(83)	(8,300)	(1,660)
Nabors Industries Ltd./ September/ 29	(207)	(20,700)	(11,178)
Nabors Industries Ltd./ September/ 30	(42)	(4,200)	(1,218)
PDC Energy, Inc./ September/ 55	(83)	(8,300)	(26,560)
PDC Energy, Inc./ September/ 60	(83)	(8,300)	(11,620)
Rosetta Resources, Inc./ August/ 50	(186)	(18,600)	(52,080)
Whiting Petroleum Corp./ August/ 87.5	(42)	(4,200)	(13,692)
Whiting Petroleum Corp./ August/ 90	(83)	(8,300)	(12,865)
TOTAL CALL OPTIONS WRITTEN (Premiums Received $(252,807))			(234,314)
TOTAL OPTIONS WRITTEN (Premiums Received $(882,999))			$(957,060)

‡        Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.6%
ADVERTISING—0.6%
Lamar Advertising Co., Cl. A	129,500	$6,494,425

AEROSPACE & DEFENSE—1.2%
B/E Aerospace, Inc.*	65,450	5,572,413
Hexcel Corp.*	200,650	7,474,212
		13,046,625
AIRLINES—0.6%
Alaska Air Group, Inc.	160,550	7,059,383

ALUMINUM—0.5%
Constellium NV, Cl. A*	180,100	5,219,298

APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Hanesbrands, Inc.	92,800	9,067,488
Kate Spade & Co.*	212,650	8,044,550
		17,112,038
APPAREL RETAIL—0.7%
DSW, Inc., Cl. A	266,800	7,094,212

APPLICATION SOFTWARE—4.2%
ANSYS, Inc.*	73,700	5,670,478
Aspen Technology, Inc.*	242,500	10,534,200
King Digital Entertainment, PLC.*	225,300	4,382,085
PTC, Inc.*	225,700	8,116,172
Synchronoss Technologies, Inc.*	252,300	10,195,443
Tyler Technologies, Inc.*	70,300	6,378,319
		45,276,697
AUTO PARTS & EQUIPMENT—2.7%
American Axle & Manufacturing Holdings, Inc.*	392,850	7,224,511
Lear Corp.	40,650	3,828,011
Tenneco, Inc.*	112,100	7,140,770
WABCO Holdings, Inc.*	110,100	10,732,548
		28,925,840
AUTOMOTIVE RETAIL—0.9%
Penske Automotive Group, Inc.	198,600	9,224,970

BIOTECHNOLOGY—5.5%
ACADIA Pharmaceuticals, Inc.*	149,250	3,025,297
Alkermes PLC.*	167,700	7,170,852
Celldex Therapeutics, Inc.*	191,500	2,506,735
Cepheid, Inc.*	177,750	6,690,510
Cubist Pharmaceuticals, Inc.*	135,100	8,227,590
Intercept Pharmaceuticals, Inc.*	14,200	3,299,512
Medivation, Inc.*	36,750	2,727,953
Neurocrine Biosciences, Inc.*	228,950	3,109,141
Pharmacyclics, Inc.*	87,900	10,586,676
Portola Pharmaceuticals, Inc.*	142,650	3,586,221
Puma Biotechnology, Inc.*	23,800	5,276,936
Synageva BioPharma Corp.*	42,500	2,907,425
		59,114,848
BUILDING PRODUCTS—1.9%
AO Smith Corp.	144,065	6,727,835

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—(CONT.)
Fortune Brands Home & Security, Inc.	111,300	$4,206,027
Lennox International, Inc.	111,500	9,513,180
		20,447,042
CABLE & SATELLITE—0.3%
AMC Networks, Inc.*	52,700	3,155,149

COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.*	420,500	8,914,600

COMMUNICATIONS EQUIPMENT—2.5%
ARRIS Group, Inc.*	338,200	11,556,294
CommScope Holding Co., Inc.*	435,050	10,719,632
JDS Uniphase Corp.*	409,200	4,857,204
		27,133,130
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.1%
Allison Transmission Holdings, Inc.	295,600	8,655,168
Oshkosh Corp.	186,200	8,606,164
Wabtec Corp.	66,100	5,332,948
		22,594,280
CONSTRUCTION MATERIALS—1.4%
Eagle Materials, Inc.	85,300	7,746,946
Martin Marietta Materials, Inc.	55,150	6,851,284
		14,598,230
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Broadridge Financial Solutions	167,750	6,772,067
MAXIMUS, Inc.	231,750	9,585,180
Total System Services, Inc.	364,250	11,656,000
WEX, Inc.*	90,202	9,734,600
		37,747,847
DISTRIBUTORS—0.7%
LKQ Corp.*	278,050	7,272,398

DRUG RETAIL—0.8%
Rite Aid Corp.*	1,322,200	8,845,518

EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	247,215	10,630,245

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	73,700	7,905,799
Hubbell, Inc., Cl. B	78,200	9,144,708
		17,050,507
ELECTRONIC EQUIPMENT MANUFACTURERS—1.5%
FEI Co.	90,200	6,909,320
OSI Systems, Inc.*	132,350	8,774,805
		15,684,125
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Waste Connections, Inc.	230,175	10,896,485

FOOD DISTRIBUTORS—0.7%
United Natural Foods, Inc.*	123,600	7,245,432

HEALTH CARE EQUIPMENT—2.4%
Insulet Corp.*	312,300	11,036,682
Thoratec Corp.*	163,550	5,315,375

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Wright Medical Group, Inc.*	313,550	$9,663,611
		26,015,668
HEALTH CARE FACILITIES—3.3%
Healthsouth Corp.	266,600	10,218,778
Tenet Healthcare Corporation*	248,300	13,102,791
Universal Health Services, Inc., Cl. B	118,300	12,610,780
		35,932,349
HEALTH CARE SUPPLIES—1.7%
Align Technology, Inc.*	212,700	11,530,467
Endologix, Inc.*	467,750	6,618,662
		18,149,129
HEALTH CARE TECHNOLOGY—1.3%
athenahealth, Inc.*	74,550	9,274,020
HMS Holdings Corp.*	233,400	4,296,894
		13,570,914
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	48,447	3,249,340

HOMEBUILDING—0.5%
Taylor Morrison Home Corp., Cl. A*	312,000	5,547,360

HOUSEWARES & SPECIALTIES—1.4%
Jarden Corp.*	174,150	9,734,985
Tupperware Brands Corp.	74,735	5,439,213
		15,174,198
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	213,350	10,379,478

INDUSTRIAL MACHINERY—3.4%
Actuant Corp., Cl. A	135,550	4,375,554
Donaldson Co., Inc.	266,200	10,325,898
Graco, Inc.	130,800	9,698,820
Nordson Corp.	78,650	5,912,120
Watts Water Technologies, Inc.	100,950	5,901,537
		36,213,929
INSURANCE BROKERS—0.7%
Arthur J Gallagher & Co.	159,600	7,182,000

INTERNET SOFTWARE & SERVICES—2.5%
Cornerstone OnDemand, Inc.*	139,950	5,855,508
DealerTrack Holdings, Inc.*	189,700	7,127,029
Demandware, Inc.*	103,950	6,261,948
Trulia, Inc.*	124,200	7,517,826
		26,762,311
INVESTMENT BANKING & BROKERAGE—1.5%
Evercore Partners, Inc., Cl. A	149,100	8,134,896
LPL Financial Holdings, Inc.	170,100	8,076,348
		16,211,244
IT CONSULTING & OTHER SERVICES—1.0%
Gartner, Inc.*	104,500	7,149,890
Unisys Corp.*	154,700	3,293,563
		10,443,453

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—0.9%
Six Flags Entertainment Corp.	254,250	$9,717,435

LEISURE PRODUCTS—1.4%
Brunswick Corp.	175,650	7,083,964
Polaris Industries, Inc.	57,100	8,424,534
		15,508,498
MANAGED HEALTH CARE—1.6%
Molina Healthcare, Inc.*	253,850	10,369,773
WellCare Health Plans, Inc.*	112,750	7,033,345
		17,403,118
METAL & GLASS CONTAINERS—0.6%
Crown Holdings, Inc.*	138,000	6,423,900

OFFICE SERVICES & SUPPLIES—0.3%
Herman Miller, Inc.	112,150	3,279,266

OIL & GAS DRILLING—0.8%
Nabors Industries Ltd.	303,000	8,229,480

OIL & GAS EQUIPMENT & SERVICES—0.6%
Oceaneering International, Inc.	103,500	7,028,685

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Denbury Resources, Inc.	426,350	7,226,632
Northern Oil and Gas, Inc.*	358,450	5,767,460
Parsley Energy, Inc., Cl. A*	289,550	6,535,144
QEP Resources, Inc.	168,900	5,582,145
Rice Energy, Inc.*	125,200	3,292,760
Whiting Petroleum Corp.*	125,650	11,118,769
		39,522,910
OIL & GAS STORAGE & TRANSPORTATION—1.1%
Cheniere Energy Partners LP Holdings LLC	234,650	5,533,047
Targa Resources Corp.	54,050	6,891,375
		12,424,422
PACKAGED FOODS & MEATS—1.6%
B&G Foods, Inc.	271,650	7,625,215
Hain Celestial Group, Inc.*	112,300	9,601,650
		17,226,865
PAPER PACKAGING—1.7%
Graphic Packaging Holding Co.*	761,800	9,141,600
Packaging Corp., of America	132,950	8,795,972
		17,937,572
PHARMACEUTICALS—1.8%
Jazz Pharmaceuticals PLC.*	57,300	8,006,529
Pacira Pharmaceuticals, Inc.*	43,200	3,974,400
Salix Pharmaceuticals Ltd.*	54,900	7,241,859
		19,222,788
RAILROADS—0.6%
Genesee & Wyoming, Inc., Cl. A*	65,950	6,577,194

REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	76,850	9,506,345

REGIONAL BANKS—1.5%
Investors Bancorp, Inc.	566,900	5,867,415

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REGIONAL BANKS—(CONT.)
Signature Bank*	91,550	$10,472,405
		16,339,820
RENEWABLE ELECTRICITY—0.0%
TerraForm Power, Inc.*	20,000	615,000

RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	42,350	6,086,965

RESTAURANTS—1.2%
Dunkin’ Brands Group, Inc.	136,753	5,861,234
Red Robin Gourmet Burgers, Inc.*	114,550	7,372,438
		13,233,672
SEMICONDUCTOR EQUIPMENT—1.9%
GT Advanced Technologies, Inc.*	138,200	1,912,688
Lam Research Corp.	156,018	10,921,260
SunEdison, Inc.*	383,300	7,666,000
		20,499,948
SEMICONDUCTORS—3.0%
Cree, Inc.*	116,900	5,521,187
Freescale Semiconductor Holdings Ltd.*	296,850	5,942,937
Microsemi Corp.*	383,650	9,199,927
RF Micro Devices, Inc.*	1,012,250	11,296,710
		31,960,761
SPECIALIZED CONSUMER SERVICES—0.8%
Service Corp. International	413,650	8,686,650

SPECIALIZED FINANCE—0.6%
CBOE Holdings, Inc.	134,400	6,514,368

SPECIALTY CHEMICALS—3.5%
Chemtura Corp.*	423,600	9,852,936
PolyOne Corp.	227,600	8,637,420
Rockwood Holdings, Inc.	133,750	10,558,225
The Valspar Corp.	109,505	8,218,350
		37,266,931
SPECIALTY STORES—1.9%
Cabela’s, Inc.*	39,150	2,284,794
Signet Jewelers Ltd.	88,550	9,013,504
Ulta Salon, Cosmetics & Fragrance, Inc.*	99,350	9,172,986
		20,471,284
SYSTEMS SOFTWARE—1.4%
Proofpoint, Inc.*	99,100	3,495,257
ServiceNow, Inc.*	114,150	6,712,020
Tableau Software, Inc., Cl. A*	76,300	4,959,500
		15,166,777
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
Nimble Storage, Inc.*	132,850	3,438,158
Stratasys Ltd.*	40,640	4,085,946
		7,524,104
TRADING COMPANIES & DISTRIBUTORS—2.2%
HD Supply Holdings, Inc.*	285,300	7,252,326
MSC Industrial Direct Co., Inc.	101,250	8,635,613

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—(CONT.)
United Rentals, Inc.*	77,800	$8,239,020
		24,126,959
TRUCKING—0.4%
Swift Transportation Co.*	217,350	4,444,808

TOTAL COMMON STOCKS (Cost $887,120,478)		1,038,561,222

PREFERRED STOCKS—0.1%
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	49,317	1,597,378
(Cost $1,597,378)		1,597,378

MASTER LIMITED PARTNERSHIP—0.6%
INVESTMENT BANKING & BROKERAGE—0.6%
Lazard Ltd., Cl. A	123,050	6,435,515
(Cost $6,428,697)		6,435,515

REAL ESTATE INVESTMENT TRUST—2.0%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	150,850	5,512,059

RETAIL—0.7%
Taubman Centers, Inc.	90,600	6,664,536

SPECIALIZED—0.8%
Sovran Self Storage, Inc.	114,300	8,769,096

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $20,491,143)		20,945,691

Total Investments (Cost $915,637,696)(a)	99.3%	1,067,539,806
Other Assets in Excess of Liabilities	0.7%	7,813,170
NET ASSETS	100.0%	$1,075,352,976

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $917,158,613, amounted to $150,381,193 which consisted of aggregate gross unrealized appreciation of $178,462,557 and aggregate gross unrealized depreciation of $28,081,364.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—1.4%
Esterline Technologies Corp.*	14,920	$1,619,566
Hexcel Corp.*	41,600	1,549,600
		3,169,166
AIR FREIGHT & LOGISTICS—0.9%
HUB Group, Inc., Cl. A*	45,850	2,117,353

AIRLINES—0.7%
Spirit Airlines, Inc.*	25,300	1,655,126

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
G-III Apparel Group Ltd.*	30,100	2,337,867
Kate Spade & Co.*	45,400	1,717,482
		4,055,349
APPAREL RETAIL—1.6%
ANN, Inc.*	33,500	1,231,125
DSW, Inc., Cl. A	61,200	1,627,308
The Men’s Wearhouse, Inc.	16,600	835,312
		3,693,745
APPLICATION SOFTWARE—4.0%
Aspen Technology, Inc.*	53,600	2,328,384
PTC, Inc.*	62,200	2,236,712
SS&C Technologies Holdings, Inc.*	7,800	337,818
Synchronoss Technologies, Inc.*	57,900	2,339,739
Tyler Technologies, Inc.*	23,000	2,086,790
		9,329,443
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Financial Engines, Inc.	31,100	1,211,345
WisdomTree Investments, Inc.*	58,900	604,314
		1,815,659
AUTO PARTS & EQUIPMENT—1.6%
American Axle & Manufacturing Holdings, Inc.*	118,400	2,177,376
Tenneco, Inc.*	25,700	1,637,090
		3,814,466
AUTOMOTIVE RETAIL—1.9%
Lithia Motors, Inc., Cl. A	24,700	2,194,595
Monro Muffler Brake, Inc.	43,800	2,224,602
		4,419,197
BIOTECHNOLOGY—6.9%
ACADIA Pharmaceuticals, Inc.*	43,000	871,610
Arrowhead Research Corp.*	42,900	542,685
Bluebird Bio, Inc.*	23,200	774,880
Celldex Therapeutics, Inc.*	49,400	646,646
Cepheid, Inc.*	51,600	1,942,224
Foundation Medicine, Inc.*	36,200	815,224
Intercept Pharmaceuticals, Inc.*	3,400	790,024
InterMune, Inc.*	17,600	772,112
Ironwood Pharmaceuticals, Inc.*	134,100	1,984,680
Isis Pharmaceuticals, Inc.*	21,600	669,384
Neuralstem, Inc.*	148,700	425,282

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Neurocrine Biosciences, Inc.*	46,600	$632,828
Orexigen Therapeutics, Inc.*	165,450	825,595
Portola Pharmaceuticals, Inc.*	39,800	1,000,572
Puma Biotechnology, Inc.*	8,600	1,906,792
Synageva BioPharma Corp.*	13,400	916,694
TESARO, Inc.*	25,700	739,132
		16,256,364
BROADCASTING—1.1%
Cumulus Media, Inc., Cl. A*	260,300	1,348,354
Nexstar Broadcasting Group, Inc.	27,600	1,285,884
		2,634,238
BUILDING PRODUCTS—2.0%
AO Smith Corp.	50,500	2,358,350
NCI Building Systems, Inc.*	134,800	2,259,248
		4,617,598
COMMODITY CHEMICALS—1.0%
Calgon Carbon Corp.*	113,900	2,414,680

COMMUNICATIONS EQUIPMENT—2.6%
Applied Optoelectronics, Inc.*	40,200	723,600
ARRIS Group, Inc.*	77,100	2,634,507
CalAmp Corp.*	88,500	1,505,385
Ciena Corp.*	64,600	1,261,638
		6,125,130
CONSTRUCTION & ENGINEERING—0.2%
Primoris Services Corp.	19,500	465,660

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	20,000	1,816,400

CONSUMER FINANCE—0.8%
Portfolio Recovery Associates, Inc.*	33,400	1,969,264

DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Blackhawk Network Holdings, Inc.*	59,100	1,674,894
MAXIMUS, Inc.	57,400	2,374,064
WEX, Inc.*	23,875	2,576,590
		6,625,548
DIVERSIFIED METALS & MINING—0.7%
US Silica Holdings, Inc.	28,900	1,624,758

EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	57,900	2,489,700

ELECTRONIC COMPONENTS—0.8%
Belden, Inc.	26,900	1,826,510

ELECTRONIC EQUIPMENT MANUFACTURERS—2.6%
Cognex Corp.*	36,000	1,475,280
Control4 Corp.*	46,800	786,708
FEI Co.	19,700	1,509,020
OSI Systems, Inc.*	34,350	2,277,405
		6,048,413
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	34,000	1,993,080

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—0.6%
Burlington Stores, Inc.*	40,100	$1,312,473

HEALTH CARE EQUIPMENT—2.9%
Insulet Corp.*	74,100	2,618,694
Thoratec Corp.*	48,378	1,572,285
Wright Medical Group, Inc.*	81,500	2,511,830
		6,702,809
HEALTH CARE FACILITIES—2.6%
Acadia Healthcare Co., Inc.*	57,700	2,749,982
HealthEquity, Inc.*	44,000	774,400
Healthsouth Corp.	67,400	2,583,442
		6,107,824
HEALTH CARE SERVICES—2.0%
Air Methods Corp.*	20,200	1,015,050
IPC The Hospitalist Co., Inc.*	33,800	1,662,284
Team Health Holdings, Inc.*	37,700	2,131,935
		4,809,269
HEALTH CARE SUPPLIES—1.8%
Align Technology, Inc.*	49,500	2,683,395
Endologix, Inc.*	110,800	1,567,820
		4,251,215
HEALTH CARE TECHNOLOGY—1.5%
athenahealth, Inc.*	14,300	1,778,920
HMS Holdings Corp.*	93,550	1,722,256
		3,501,176
HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	72,750	1,293,495

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
On Assignment, Inc.*	56,200	1,517,962

INDUSTRIAL MACHINERY—4.3%
Actuant Corp., Cl. A	61,540	1,986,511
Middleby Corp.*	19,050	1,387,983
RBC Bearings, Inc.	27,650	1,534,022
Rexnord Corp.*	72,800	1,959,048
The ExOne Co.*	27,650	904,432
Watts Water Technologies, Inc.	38,250	2,236,095
		10,008,091
INTERNET SOFTWARE & SERVICES—3.8%
Cornerstone OnDemand, Inc.*	30,500	1,276,120
DealerTrack Holdings, Inc.*	52,650	1,978,061
Demandware, Inc.*	24,600	1,481,904
SPS Commerce, Inc.*	28,400	1,515,140
Trulia, Inc.*	29,100	1,761,423
WebMD Health Corp.*	19,400	966,702
		8,979,350
INVESTMENT BANKING & BROKERAGE—0.8%
Evercore Partners, Inc., Cl. A	33,100	1,805,936

IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	67,600	1,838,720

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—(CONT.)
Unisys Corp.*	41,200	$877,148
		2,715,868
LEISURE FACILITIES—1.0%
Six Flags Entertainment Corp.	61,150	2,337,153

LEISURE PRODUCTS—1.0%
Brunswick Corp.	58,411	2,355,716

LIFE SCIENCES TOOLS & SERVICES—1.1%
ICON PLC.#*	50,900	2,636,620

MANAGED HEALTH CARE—1.3%
Molina Healthcare, Inc.*	54,400	2,222,240
WellCare Health Plans, Inc.*	13,500	842,130
		3,064,370
OFFICE SERVICES & SUPPLIES—0.8%
Herman Miller, Inc.	65,700	1,921,068

OIL & GAS EQUIPMENT & SERVICES—0.7%
CARBO Ceramics, Inc.	5,000	622,700
Hornbeck Offshore Services, Inc.*	22,400	978,880
		1,601,580
OIL & GAS EXPLORATION & PRODUCTION—5.1%
Approach Resources, Inc.*	65,100	1,369,704
Kodiak Oil & Gas Corp.*	109,900	1,707,846
Northern Oil and Gas, Inc.*	172,100	2,769,089
Parsley Energy, Inc., Cl. A*	90,300	2,038,071
PDC Energy, Inc.*	42,600	2,311,476
Rosetta Resources, Inc.*	34,950	1,784,896
		11,981,082
PACKAGED FOODS & MEATS—1.8%
B&G Foods, Inc.	68,600	1,925,602
Hain Celestial Group, Inc.*	27,320	2,335,860
		4,261,462
PAPER PACKAGING—1.1%
Graphic Packaging Holding Co.*	207,300	2,487,600

PAPER PRODUCTS—0.5%
KapStone Paper and Packaging Corp.*	41,700	1,240,158

PHARMACEUTICALS—1.0%
Aratana Therapeutics, Inc.*	36,200	417,386
Horizon Pharma, Inc.*	74,000	629,000
Pacira Pharmaceuticals, Inc.*	14,400	1,324,800
		2,371,186
REGIONAL BANKS—1.3%
Investors Bancorp, Inc.	142,400	1,473,840
ViewPoint Financial Group, Inc.	64,200	1,613,988
		3,087,828
RENEWABLE ELECTRICITY—0.3%
TerraForm Power, Inc.*	22,100	679,575

RESTAURANTS—2.6%
Fiesta Restaurant Group, Inc.*	51,100	2,318,918
Papa John’s International, Inc.	49,699	2,071,951

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Popeyes Louisiana Kitchen, Inc.*	41,200	$1,660,360
		6,051,229
SEMICONDUCTOR EQUIPMENT—0.5%
GT Advanced Technologies, Inc.*	89,300	1,235,912

SEMICONDUCTORS—4.3%
Applied Micro Circuits Corporation*	55,704	465,128
Intersil Corp.	112,300	1,440,809
Microsemi Corp.*	84,997	2,038,228
Power Integrations, Inc.	34,400	1,851,752
RF Micro Devices, Inc.*	227,800	2,542,248
Semtech Corp.*	63,000	1,406,790
Synaptics Inc.*	5,700	411,711
		10,156,666
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	34,500	1,367,925

SPECIALTY CHEMICALS—2.7%
Chemtura Corp.*	102,100	2,374,846
Cytec Industries, Inc.	17,500	1,764,875
PolyOne Corp.	57,700	2,189,715
		6,329,436
SPECIALTY STORES—0.7%
Five Below, Inc.*	46,000	1,684,520

SYSTEMS SOFTWARE—1.9%
CommVault Systems, Inc.*	12,500	600,250
FleetMatics Group PLC.*	54,100	1,709,019
Gigamon, Inc.*	83,500	963,590
Proofpoint, Inc.*	36,700	1,294,409
		4,567,268
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
Electronics For Imaging, Inc.*	32,200	1,419,054
Nimble Storage, Inc.*	26,200	678,056
Super Micro Computer, Inc.*	59,300	1,551,881
		3,648,991
TRADING COMPANIES & DISTRIBUTORS—1.4%
Beacon Roofing Supply, Inc.*	47,200	1,304,608
H&E Equipment Services, Inc.*	54,500	1,971,810
		3,276,418
TRUCKING—0.9%
Swift Transportation Co.*	99,400	2,032,730

TOTAL COMMON STOCKS (Cost $204,653,800)		224,358,808

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*(L2)	77,950	—
(Cost $0)		—

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—2.4%
HEALTH CARE—0.6%
Healthcare Realty Trust, Inc.	19,000	$469,300
Sabra Health Care REIT, Inc.	29,600	819,920
		1,289,220
OFFICE—1.0%
Dupont Fabros Technology, Inc.	84,100	2,305,181

SPECIALIZED—0.8%
Sovran Self Storage, Inc.	25,400	1,948,688

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,277,045)		5,543,089

Total Investments (Cost $209,930,845)(a)	98.1%	229,901,897
Other Assets in Excess of Liabilities	1.9%	4,530,718
NET ASSETS	100.0%	$234,432,615

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $210,813,447, amounted to $19,088,450 which consisted of aggregate gross unrealized appreciation of $29,853,280 and aggregate gross unrealized depreciation of $10,764,830.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
ADVERTISING—0.6%
Lamar Advertising Co., Cl. A	1,900	$95,285

AEROSPACE & DEFENSE—1.6%
B/E Aerospace, Inc.*	865	73,646
Esterline Technologies Corp.*	800	86,840
Hexcel Corp.*	2,115	78,784
		239,270
AIRLINES—0.6%
Alaska Air Group, Inc.	2,075	91,238

ALUMINUM—0.5%
Constellium NV, Cl. A*	2,530	73,319

APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Hanesbrands, Inc.	1,385	135,328
Kate Spade & Co.*	2,925	110,653
		245,981
APPAREL RETAIL—0.8%
DSW, Inc., Cl. A	2,910	77,377
The Men’s Wearhouse, Inc.	830	41,765
		119,142
APPLICATION SOFTWARE—3.3%
Aspen Technology, Inc.*	3,115	135,316
PTC, Inc.*	3,150	113,274
Synchronoss Technologies, Inc.*	3,810	153,962
Tyler Technologies, Inc.*	1,230	111,598
		514,150
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Financial Engines, Inc.	1,385	53,946
WisdomTree Investments, Inc.*	5,645	57,917
		111,863
AUTO PARTS & EQUIPMENT—2.8%
American Axle & Manufacturing Holdings, Inc.*	6,515	119,811
Lear Corp.	665	62,623
Tenneco, Inc.*	1,470	93,639
WABCO Holdings, Inc.*	1,535	149,632
		425,705
AUTOMOTIVE RETAIL—0.9%
Lithia Motors, Inc., Cl. A	1,490	132,386

BIOTECHNOLOGY—5.7%
Alkermes PLC.*	2,350	100,486
Arrowhead Research Corp.*	3,015	38,140
Celldex Therapeutics, Inc.*	3,175	41,561
Cepheid, Inc.*	1,310	49,308
Clovis Oncology, Inc.*	605	22,052
Cubist Pharmaceuticals, Inc.*	1,455	88,609
Foundation Medicine, Inc.*	1,890	42,563
Intercept Pharmaceuticals, Inc.*	205	47,634
Ironwood Pharmaceuticals, Inc.*	7,805	115,514
Neurocrine Biosciences, Inc.*	3,025	41,079

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Pharmacyclics, Inc.*	985	$118,633
Portola Pharmaceuticals, Inc.*	3,140	78,940
Puma Biotechnology, Inc.*	380	84,254
		868,773
BROADCASTING—0.5%
Cumulus Media, Inc., Cl. A*	15,540	80,497

BUILDING PRODUCTS—2.9%
AO Smith Corp.	2,305	107,643
Fortune Brands Home & Security, Inc.	1,990	75,202
Lennox International, Inc.	1,590	135,659
NCI Building Systems, Inc.*	7,135	119,583
		438,087
COMMUNICATIONS EQUIPMENT—2.6%
Applied Optoelectronics, Inc.*	2,015	36,270
ARRIS Group, Inc.*	4,490	153,423
CalAmp Corp.*	4,310	73,313
CommScope Holding Co., Inc.*	5,410	133,303
		396,309
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.1%
Allison Transmission Holdings, Inc.	3,830	112,143
Oshkosh Corp.	2,765	127,798
Wabtec Corp.	975	78,663
		318,604
CONSTRUCTION MATERIALS—1.5%
Eagle Materials, Inc.	1,300	118,066
Martin Marietta Materials, Inc.	935	116,155
		234,221
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
MAXIMUS, Inc.	3,245	134,213
Total System Services, Inc.	3,980	127,360
		261,573
DISTRIBUTORS—0.7%
LKQ Corp.*	4,025	105,274

DIVERSIFIED BANKS—0.6%
Square 1 Financial, Inc.*	5,000	95,300

DIVERSIFIED METALS & MINING—0.7%
US Silica Holdings, Inc.	1,830	102,883

DRUG RETAIL—0.7%
Rite Aid Corp.*	17,055	114,098

EDUCATION SERVICES—1.0%
Grand Canyon Education, Inc.*	3,575	153,725

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Acuity Brands, Inc.	1,030	110,488
Hubbell, Inc., Cl. B	1,205	140,913
Plug Power, Inc.*	7,145	38,726
		290,127
ELECTRONIC COMPONENTS—0.6%
Belden, Inc.	1,310	88,949

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRONIC EQUIPMENT MANUFACTURERS—1.7%
Control4 Corp.*	2,895	$48,665
FEI Co.	1,195	91,537
OSI Systems, Inc.*	1,945	128,953
		269,155
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Waste Connections, Inc.	3,315	156,932

FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	2,095	122,809

GENERAL MERCHANDISE STORES—0.5%
Burlington Stores, Inc.*	2,400	78,552

HEALTH CARE EQUIPMENT—2.5%
HeartWare International, Inc.*	935	78,736
Insulet Corp.*	4,165	147,191
Wright Medical Group, Inc.*	5,275	162,576
		388,503
HEALTH CARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	3,520	167,763
HealthEquity, Inc.*	2,865	50,424
Tenet Healthcare Corporation*	2,960	156,199
		374,386
HEALTH CARE SERVICES—1.0%
Air Methods Corp.*	1,240	62,310
IPC The Hospitalist Co., Inc.*	1,840	90,491
		152,801
HEALTH CARE SUPPLIES—1.1%
Align Technology, Inc.*	3,265	176,996

HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc.*	905	112,582
HMS Holdings Corp.*	3,850	70,878
		183,460
HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	4,830	85,877

HOUSEWARES & SPECIALTIES—1.1%
Jarden Corp.*	2,922	163,340

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
On Assignment, Inc.*	2,700	72,927

INDUSTRIAL MACHINERY—2.3%
Nordson Corp.	1,150	86,446
RBC Bearings, Inc.	1,590	88,213
The ExOne Co.*	1,660	54,299
Watts Water Technologies, Inc.	2,105	123,058
		352,016
INTERNET SOFTWARE & SERVICES—3.7%
Cornerstone OnDemand, Inc.*	1,145	47,907
DealerTrack Holdings, Inc.*	2,695	101,251
Demandware, Inc.*	1,605	96,685
Everyday Health, Inc.*	4,635	77,034
SPS Commerce, Inc.*	1,735	92,562

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Trulia, Inc.*	2,505	$151,628
		567,067
INVESTMENT BANKING & BROKERAGE—0.7%
Evercore Partners, Inc., Cl. A	1,870	102,027

IT CONSULTING & OTHER SERVICES—0.6%
Gartner, Inc.*	1,380	94,420

LEISURE FACILITIES—1.0%
Six Flags Entertainment Corp.	4,035	154,218

LEISURE PRODUCTS—1.2%
Brunswick Corp.	2,080	83,886
Polaris Industries, Inc.	670	98,852
		182,738
MANAGED HEALTH CARE—1.5%
Molina Healthcare, Inc.*	3,460	141,341
WellCare Health Plans, Inc.*	1,500	93,570
		234,911
METAL & GLASS CONTAINERS—0.7%
Crown Holdings, Inc.*	2,450	114,047

MOVIES & ENTERTAINMENT—0.3%
Rentrak Corp.*	970	48,151

OFFICE SERVICES & SUPPLIES—0.7%
Herman Miller, Inc.	3,570	104,387

OIL & GAS EQUIPMENT & SERVICES—0.6%
Oceaneering International, Inc.	1,470	99,828

OIL & GAS EXPLORATION & PRODUCTION—5.2%
Denbury Resources, Inc.	6,165	104,497
Kodiak Oil & Gas Corp.*	6,310	98,057
Northern Oil and Gas, Inc.*	7,870	126,628
Parsley Energy, Inc., Cl. A*	5,075	114,543
QEP Resources, Inc.	2,010	66,431
Rosetta Resources, Inc.*	2,405	122,823
Whiting Petroleum Corp.*	1,790	158,397
		791,376
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP Holdings LLC	3,315	78,168

PACKAGED FOODS & MEATS—1.6%
B&G Foods, Inc.	3,810	106,947
Hain Celestial Group, Inc.*	1,685	144,067
		251,014
PAPER PACKAGING—0.7%
Packaging Corp., of America	1,590	105,194

PAPER PRODUCTS—0.6%
KapStone Paper and Packaging Corp.*	3,155	93,830

PHARMACEUTICALS—2.1%
Aratana Therapeutics, Inc.*	2,670	30,785
Horizon Pharma, Inc.*	4,205	35,743
Jazz Pharmaceuticals PLC.*	820	114,579
Pacira Pharmaceuticals, Inc.*	920	84,640

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Salix Pharmaceuticals Ltd.*	440	$58,040
		323,787
RAILROADS—0.7%
Genesee & Wyoming, Inc., Cl. A*	1,100	109,703

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	945	116,896

REGIONAL BANKS—1.0%
Signature Bank*	1,325	151,567

RESEARCH & CONSULTING SERVICES—0.4%
CoStar Group, Inc.*	425	61,085

RESTAURANTS—1.9%
Papa John’s International, Inc.	2,295	95,679
Popeyes Louisiana Kitchen, Inc.*	2,335	94,100
Red Robin Gourmet Burgers, Inc.*	1,535	98,793
		288,572
SEMICONDUCTOR EQUIPMENT—2.1%
GT Advanced Technologies, Inc.*	4,995	69,131
Lam Research Corp.	2,233	156,310
SunEdison, Inc.*	5,095	101,900
		327,341
SEMICONDUCTORS—2.6%
Cree, Inc.*	1,275	60,218
Microsemi Corp.*	5,090	122,058
Power Integrations, Inc.	1,410	75,901
RF Micro Devices, Inc.*	13,350	148,986
		407,163
SPECIALIZED CONSUMER SERVICES—0.8%
Service Corp. International	6,075	127,575

SPECIALIZED FINANCE—0.5%
CBOE Holdings, Inc.	1,545	74,886

SPECIALTY CHEMICALS—3.6%
Chemtura Corp.*	5,805	135,024
PolyOne Corp.	3,310	125,614
Rockwood Holdings, Inc.	1,890	149,197
The Valspar Corp.	1,855	139,218
		549,053
SPECIALTY STORES—2.4%
Five Below, Inc.*	2,490	91,184
Signet Jewelers Ltd.	1,535	156,247
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,315	121,414
		368,845
SYSTEMS SOFTWARE—1.4%
FleetMatics Group PLC.*	3,620	114,356
ServiceNow, Inc.*	1,600	94,080
		208,436
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
Nimble Storage, Inc.*	1,570	40,631

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(CONT.)
Super Micro Computer, Inc.*	1,780	$46,583
		87,214
TRADING COMPANIES & DISTRIBUTORS—0.8%
United Rentals, Inc.*	1,230	130,257

TRUCKING—0.6%
Swift Transportation Co.*	4,630	94,684

TOTAL COMMON STOCKS (Cost $12,504,833)		14,622,953

PREFERRED STOCKS—0.2%
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*(L3)	759	24,584
(Cost $24,584)		24,584

REAL ESTATE INVESTMENT TRUST—2.1%
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	2,255	82,397

RETAIL—0.8%
Tanger Factory Outlet Centers, Inc.	3,635	125,953

SPECIALIZED—0.8%
Sovran Self Storage, Inc.	1,515	116,231

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $312,546)		324,581

Total Investments (Cost $12,841,963)(a)	97.5%	14,972,118
Other Assets in Excess of Liabilities	2.5%	376,959
NET ASSETS	100.0%	$15,349,077

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,844,850, amounted to $2,127,268 which consisted of aggregate gross unrealized appreciation of $2,684,834 and aggregate gross unrealized depreciation of $557,566.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.7%
BIOTECHNOLOGY—31.5%
ACADIA Pharmaceuticals, Inc.*	17,250	$349,657
Alexion Pharmaceuticals, Inc.*	16,500	2,623,335
Amgen, Inc.	16,950	2,159,260
Arrowhead Research Corp.*	30,700	388,355
Biogen Idec, Inc.*	28,800	9,630,432
BioMarin Pharmaceutical, Inc.*	12,200	754,204
Bluebird Bio, Inc.*	16,550	552,770
Celgene Corp.*	114,200	9,952,530
Celldex Therapeutics, Inc.*	39,000	510,510
Cepheid, Inc.*	10,900	410,276
Foundation Medicine, Inc.*	17,200	387,344
Gilead Sciences, Inc.*	141,250	12,931,437
Intercept Pharmaceuticals, Inc.*	2,250	522,810
Ironwood Pharmaceuticals, Inc.*	201,400	2,980,720
Medivation, Inc.*	7,150	530,745
Neuralstem, Inc.*	517,250	1,479,335
Neurocrine Biosciences, Inc.*	27,200	369,376
Orexigen Therapeutics, Inc.*	98,350	490,767
Pharmacyclics, Inc.*	73,150	8,810,186
Portola Pharmaceuticals, Inc.*	41,700	1,048,338
Puma Biotechnology, Inc.*	6,550	1,452,266
Synageva BioPharma Corp.*	9,450	646,475
Vascular Biogenics Ltd.*	50,000	512,500
Vertex Pharmaceuticals, Inc.*	21,600	1,920,456
		61,414,084
DRUG RETAIL—4.4%
CVS Caremark Corp.	38,200	2,916,952
Rite Aid Corp.*	217,650	1,456,079
Walgreen Co.	61,600	4,236,232
		8,609,263
EXCHANGE TRADED FUNDS—3.4%
ProShares Short Russell2000*	150,000	2,556,000
ProShares Ultra Bloomberg Crude Oil*	68,000	2,326,960
ProShares UltraShort Nasdaq Biotechnology*	125,000	1,831,250
		6,714,210
HEALTH CARE DISTRIBUTORS—3.1%
McKesson Corp.	31,550	6,053,183

HEALTH CARE EQUIPMENT—8.9%
DBV Technologies SA*(L2)	70,000	1,827,709
EnteroMedics, Inc.*	651,000	833,280
Insulet Corp.*	94,310	3,332,915
St. Jude Medical, Inc.	71,350	4,651,307
Thoratec Corp.*	28,200	916,500
Wright Medical Group, Inc.*	62,321	1,920,733
Zimmer Holdings, Inc.	38,100	3,812,667
		17,295,111
HEALTH CARE FACILITIES—12.7%
Acadia Healthcare Co., Inc.*	51,650	2,461,639

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
HCA Holdings, Inc.*	198,850	$12,986,893
HealthEquity, Inc.*	36,300	638,880
Healthsouth Corp.	26,600	1,019,578
Tenet Healthcare Corporation*	123,950	6,540,842
Universal Health Services, Inc., Cl. B	11,250	1,199,250
		24,847,082
HEALTH CARE SERVICES—3.2%
Air Methods Corp.*	57,150	2,871,788
IPC The Hospitalist Co., Inc.*	67,300	3,309,814
		6,181,602
HEALTH CARE SUPPLIES—1.7%
Align Technology, Inc.*	34,150	1,851,271
Endologix, Inc.*	65,250	923,288
TearLab Corp.*	146,845	640,244
		3,414,803
HEALTH CARE TECHNOLOGY—1.4%
athenahealth, Inc.*	15,100	1,878,440
HMS Holdings Corp.*	49,200	905,772
		2,784,212
LIFE SCIENCES TOOLS & SERVICES—2.8%
Genfit*(L2)	12,500	467,750
ICON PLC.#*	21,400	1,108,520
Thermo Fisher Scientific, Inc.	31,800	3,863,700
		5,439,970
MANAGED HEALTH CARE—8.8%
Aetna, Inc.	75,500	5,853,515
Cigna Corp.	68,650	6,181,246
Molina Healthcare, Inc.*	42,850	1,750,422
Trupanion, Inc.*	40,000	400,000
WellCare Health Plans, Inc.*	46,800	2,919,384
		17,104,567
PHARMACEUTICALS—16.8%
AbbVie, Inc.	90,700	4,747,238
Actavis PLC.*	42,067	9,013,275
Emmaus Life Sciences, Inc.*(L3)	479,063	1,676,721
Horizon Pharma, Inc.*	103,600	880,600
Jazz Pharmaceuticals PLC.*	13,850	1,935,260
Merck & Co., Inc.	80,750	4,581,755
Perrigo Co., PLC.	12,850	1,933,283
Roche Holding AG(L2)	15,850	4,599,761
Salix Pharmaceuticals Ltd.*	10,700	1,411,437
Sanofi(L2)	18,800	1,973,829
		32,753,159
TOTAL COMMON STOCKS (Cost $163,947,344)		192,611,246

	SHARES	VALUE
PREFERRED STOCKS—0.1%
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	8,965	$290,376
(Cost $290,376)		290,376

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019*(L2)	344,125	—

PHARMACEUTICALS—%
Emmaus Life Sciences, Inc., 9/11/2018*(L3)	320,000	—

TOTAL RIGHTS (Cost $0)		—

Total Investments (Cost $164,237,720)(a)	98.8%	192,901,622
Other Assets in Excess of Liabilities	1.2%	2,297,585
NET ASSETS	100.0%	$195,199,207

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $164,588,651, amounted to $28,312,971 which consisted of aggregate gross unrealized appreciation of $31,535,810 and aggregate gross unrealized depreciation of $3,222,839.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.1%
ADVERTISING—0.5%
Choicestream, Inc.*(L3),(a)	5,064	$3,038
Lamar Advertising Co., Cl. A	9,700	486,455
		489,493
AEROSPACE & DEFENSE—4.0%
General Dynamics Corp.	7,200	840,744
Honeywell International, Inc.	18,400	1,689,672
The Boeing Co.	11,520	1,387,930
		3,918,346
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,300	708,757

AIRLINES—0.7%
Copa Holdings SA, Cl. A	4,800	728,976

AIRPORT SERVICES—0.7%
Macquarie Infrastructure Co. LLC	9,780	681,862

APPAREL RETAIL—0.5%
L Brands, Inc.	8,800	510,136

ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Ameriprise Financial, Inc.	7,700	920,920
BlackRock, Inc.	4,400	1,340,812
		2,261,732
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	16,000	1,068,800
Johnson Controls, Inc.	9,700	458,228
		1,527,028
AUTOMOBILE MANUFACTURERS—0.5%
General Motors Co.	15,300	517,446

BIOTECHNOLOGY—1.5%
Amgen, Inc.	7,200	917,208
Gilead Sciences, Inc.*	5,700	521,835
		1,439,043
CABLE & SATELLITE—2.0%
Comcast Corporation, Cl. A	25,500	1,370,115
Time Warner Cable, Inc.	4,100	594,910
		1,965,025
CASINOS & GAMING—0.7%
Las Vegas Sands Corp.	9,500	701,575

COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems, Inc.	50,700	1,279,161
QUALCOMM, Inc.	12,100	891,770
		2,170,931
CONSUMER FINANCE—0.7%
Discover Financial Services	11,800	720,508

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Xerox Corp.	59,400	787,644

DIVERSIFIED BANKS—4.4%
JPMorgan Chase & Co.	38,661	2,229,580

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—(CONT.)
Wells Fargo & Co.	40,900	$2,081,810
		4,311,390
DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	15,300	781,371

DRUG RETAIL—1.3%
CVS Caremark Corp.	17,400	1,328,664

ELECTRIC UTILITIES—0.9%
The Southern Co.	20,600	891,774

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	10,200	692,784

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Potash Corporation of Saskatchewan, Inc.	13,800	489,762

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	16,500	983,235

HEALTH CARE EQUIPMENT—0.8%
St. Jude Medical, Inc.	11,800	769,242

HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	21,800	1,762,530

HOTELS RESORTS & CRUISE LINES—0.8%
Royal Caribbean Cruises Ltd.	12,900	769,485

HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	18,525	1,432,353

HYPERMARKETS & SUPER CENTERS—1.1%
Wal-Mart Stores, Inc.	14,500	1,066,910

INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	82,800	2,082,420

INTEGRATED OIL & GAS—5.9%
Exxon Mobil Corp.	33,000	3,265,020
Royal Dutch Shell PLC.#	31,900	2,610,377
		5,875,397
INTEGRATED TELECOMMUNICATION SERVICES—3.3%
AT&T, Inc.	30,300	1,078,377
Verizon Communications, Inc.	44,129	2,224,984
		3,303,361
INTERNET SOFTWARE & SERVICES—2.3%
Google, Inc., Cl. A*	2,005	1,161,998
Google, Inc., Cl. C*	2,005	1,146,058
		2,308,056
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	51,500	1,665,510

IT CONSULTING & OTHER SERVICES—1.4%
International Business Machines Corp.	7,000	1,341,690

LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	21,500	821,730

LEISURE PRODUCTS—0.5%
Hasbro, Inc.	8,900	444,644

LIFE & HEALTH INSURANCE—0.5%
Prudential Financial, Inc.	5,900	513,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.4%
Aetna, Inc.	17,900	$1,387,787

OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	18,500	1,276,315

OIL & GAS EXPLORATION & PRODUCTION—2.2%
ConocoPhillips	20,300	1,674,750
Denbury Resources, Inc.	32,200	545,790
		2,220,540
OIL & GAS REFINING & MARKETING—0.6%
HollyFrontier Corp.	12,800	601,728

OIL, GAS & CONSUMABLE FUELS—0.7%
The Williams Cos., Inc.	12,000	679,560

PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.	9,000	482,265

PHARMACEUTICALS—8.6%
AbbVie, Inc.	19,900	1,041,566
Eli Lilly & Co.	20,300	1,239,518
Johnson & Johnson	22,900	2,292,061
Merck & Co., Inc.	26,000	1,475,240
Pfizer, Inc.	56,799	1,630,131
Roche Holding AG#	23,800	864,535
		8,543,051
RAILROADS—1.4%
CSX Corp.	45,600	1,364,352

RESTAURANTS—1.8%
Darden Restaurants, Inc.	10,300	481,525
McDonald’s Corp.	13,600	1,286,016
		1,767,541
SECURITY & ALARM SERVICES—1.2%
Tyco International Ltd.	26,400	1,139,160

SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	9,700	693,453

SEMICONDUCTORS—2.4%
Avago Technologies Ltd.	10,400	721,552
Intel Corp.	49,300	1,670,777
		2,392,329
SOFT DRINKS—3.6%
PepsiCo, Inc.	23,900	2,105,590
The Coca-Cola Co.	36,000	1,414,440
		3,520,030
SPECIALIZED FINANCE—1.0%
CME Group, Inc.	13,350	987,099

SPECIALTY CHEMICALS—1.0%
Rockwood Holdings, Inc.	12,200	963,068

SPECIALTY STORES—0.6%
Tiffany & Co.	6,200	605,182

SYSTEMS SOFTWARE—2.5%
Microsoft Corp.	57,000	2,460,120

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.9%
Apple, Inc.	50,155	$4,793,313
Seagate Technology PLC.	18,300	1,072,380
		5,865,693
TOBACCO—2.4%
Altria Group, Inc.	38,215	1,551,529
Lorillard, Inc.	13,000	786,240
		2,337,769
TOTAL COMMON STOCKS (Cost $69,054,118)		92,050,975

PREFERRED STOCKS—0.1%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	43,672	26,204
Choicestream, Inc., Cl. B*(L3),(a)	89,234	53,540
		79,744
TOTAL PREFERRED STOCKS (Cost $88,465)		79,744

MASTER LIMITED PARTNERSHIP—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	48,000	1,568,640

OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	15,300	479,961

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,625,929)		2,048,601

REAL ESTATE INVESTMENT TRUST—2.3%
HEALTH CARE—0.9%
Health Care REIT, Inc.	13,300	846,279

OFFICE—0.5%
Digital Realty Trust, Inc.	8,400	540,876

RETAIL—0.9%
Simon Property Group, Inc.	5,200	874,588

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,986,349)		2,261,743

Total Investments (Cost $72,754,861)(b)	97.5%	96,441,063
Other Assets in Excess of Liabilities	2.5%	2,431,737
NET ASSETS	100.0%	$98,872,800

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.

(a)	Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.
(b)

At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $72,656,319, amounted to $23,784,744 which consisted of aggregate gross unrealized appreciation of $23,953,600 and aggregate gross unrealized depreciation of $168,856.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.  The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z.  Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•           Level 1 – quoted prices in active markets for identical investments

•          Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$307,131,130	$307,081,357	—	$49,773
Consumer Staples	83,220,751	83,220,751	—	—
Energy	118,816,749	118,816,749	—	—
Financials	98,549,136	98,549,136	—	—
Health Care	325,370,766	325,370,766	—	—
Industrials	188,365,370	188,365,370	—	—
Information Technology	568,829,696	568,829,696	—	—
Materials	61,366,863	61,366,863	—	—
Telecommunication Services	31,691,457	23,632,783	8,058,674	—
TOTAL COMMON STOCKS	$1,783,341,918	$1,775,233,471	$8,058,674	$49,773
MASTER LIMITED PARTNERSHIP
Financials	34,083,218	34,083,218	—	—
PREFERRED STOCKS
Consumer Discretionary	1,419,173	—	—	1,419,173
Health Care	2,483,730	—	—	2,483,730
TOTAL PREFERRED STOCKS	$3,902,903	—	—	$3,902,903
TOTAL INVESTMENTS IN SECURITIES	$1,821,328,039	$1,809,316,689	$8,058,674	$3,952,676

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	26,153,515	7,465,394	18,688,121	—
Consumer Staples	23,780,030	1,496,949	22,283,081	—
Energy	25,205,215	15,264,085	9,941,130	—
Financials	45,764,482	10,419,839	35,344,643	—
Health Care	25,467,980	5,316,381	20,151,599	—
Industrials	33,237,545	11,757,965	21,479,580	—
Information Technology	26,506,155	8,043,391	18,462,764	—
Materials	15,189,088	2,390,850	12,798,238	—
Telecommunication Services	8,868,614	—	8,868,614	—
Utilities	5,687,381	—	5,687,381	—
TOTAL COMMON STOCKS	$235,860,005	$62,154,854	$173,705,151	—
TOTAL INVESTMENTS IN SECURITIES	$235,860,005	$62,154,854	$173,705,151	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	57,161,771	57,161,771	—	—
Consumer Staples	7,508,958	7,508,958	—	—
Energy	17,359,333	17,359,333	—	—
Financials	12,147,534	12,147,534	—	—
Health Care	30,614,771	29,989,857	624,914	—
Industrials	31,318,075	31,318,075	—	—
Information Technology	38,956,527	38,956,527	—	—
Materials	10,176,645	10,176,645	—	—
Telecommunication Services	3,496,410	3,496,410	—	—
Utilities	1,060,875	1,060,875	—	—
TOTAL COMMON STOCKS	$209,800,899	$209,175,985	$624,914	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$2,142,996	$2,142,996	—	—
PURCHASED OPTIONS
Energy	101,646	101,646	—	—
Financials	31,125	31,125	—	—
TOTAL PURCHASED OPTIONS	$132,771	$132,771	—	—
TOTAL INVESTMENTS IN SECURITIES	$212,076,666	$211,451,752	$624,914	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	934,567	666,597	267,970	—
Financials	22,493	22,493	—	—
TOTAL OPTIONS WRITTEN	$957,060	$689,090	$267,970	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	181,497,714	181,497,714	—	—
Consumer Staples	33,317,815	33,317,815	—	—
Energy	67,205,497	67,205,497	—	—
Financials	55,753,777	55,753,777	—	—
Health Care	189,408,814	189,408,814	—	—
Industrials	182,202,921	182,202,921	—	—
Information Technology	238,199,153	238,199,153	—	—
Materials	90,360,531	90,360,531	—	—
Utilities	615,000	615,000	—	—
TOTAL COMMON STOCKS	$1,038,561,222	$1,038,561,222	—	—
MASTER LIMITED PARTNERSHIP
Financials	6,435,515	6,435,515	—	—
PREFERRED STOCKS
Health Care	1,597,378	—	—	1,597,378
REAL ESTATE INVESTMENT TRUST
Financials	20,945,691	20,945,691	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,067,539,806	$1,065,942,428	—	$1,597,378

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	37,509,206	37,509,206	—	—
Consumer Staples	6,254,542	6,254,542	—	—
Energy	13,582,662	13,582,662	—	—
Financials	8,678,687	8,678,687	—	—
Health Care	49,700,833	49,700,833	—	—
Industrials	30,781,172	30,781,172	—	—
Information Technology	61,259,099	61,259,099	—	—
Materials	15,913,032	15,913,032	—	—
Utilities	679,575	679,575	—	—
TOTAL COMMON STOCKS	$224,358,808	$224,358,808	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials	$5,543,089	$5,543,089	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$229,901,897	$229,901,897	—	—

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	2,855,863	2,855,863	—	—
Consumer Staples	487,921	487,921	—	—
Energy	969,372	969,372	—	—
Financials	652,539	652,539	—	—
Health Care	2,703,617	2,703,617	—	—
Industrials	2,459,317	2,459,317	—	—
Information Technology	3,221,777	3,221,777	—	—
Materials	1,272,547	1,272,547	—	—
TOTAL COMMON STOCKS	$14,622,953	$14,622,953	—	—
PREFERRED STOCKS
Health Care	24,584	—	—	24,584
REAL ESTATE INVESTMENT TRUST
Financials	324,581	324,581	—	—
TOTAL INVESTMENTS IN SECURITIES	$14,972,118	$14,947,534	—	$24,584

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	8,609,263	8,609,263	—	—
Exchange Traded Funds	6,714,210	6,714,210	—	—
Health Care	177,287,773	166,742,003	8,869,049	1,676,721
TOTAL COMMON STOCKS	$192,611,246	$182,065,476	$8,869,049	$1,676,721
PREFERRED STOCKS
Health Care	290,376	—	—	290,376
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$192,901,622	$182,065,476	$8,869,049	$1,967,097

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	12,865,050	12,862,012	—	3,038
Consumer Staples	10,167,991	10,167,991	—	—
Energy	10,653,540	10,653,540	—	—
Financials	10,459,362	10,459,362	—	—
Health Care	12,139,123	12,139,123	—	—
Industrials	11,316,657	11,316,657	—	—
Information Technology	18,019,916	18,019,916	—	—
Materials	2,234,201	2,234,201	—	—
Telecommunication Services	3,303,361	3,303,361	—	—
Utilities	891,774	891,774	—	—
TOTAL COMMON STOCKS	$92,050,975	$92,047,937	—	$3,038

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Energy	$479,961	$479,961	—	—
Financials	1,568,640	1,568,640	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,048,601	$2,048,601	—	—
PREFERRED STOCKS
Consumer Discretionary	79,744	—	—	79,744
REAL ESTATE INVESTMENT TRUST
Financials	2,261,743	2,261,743	—	—
TOTAL INVESTMENTS IN SECURITIES	$96,441,063	$96,358,281	—	$82,782

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	25,716
Purchases, issuances, sales, and settlements
Purchases	24,057
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	49,773
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$25,716

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(142,839)
Purchases, issuances, sales, and settlements
Purchases	4,045,742
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	3,902,903
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(142,839)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	800,000
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	320,000
Purchases, issuances, sales, and settlements
Purchases	556,721
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	1,676,721
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$320,000

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	290,376
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	290,376
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2013	$—
Transfers into Level 3	0
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	1,569
Purchases, issuances, sales, and settlements
Purchases	1,469
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	3,038
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$1,569

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(8,721)
Purchases, issuances, sales, and settlements
Purchases	88,465
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	79,744
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(8,721)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	1,597,378
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	1,597,378
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	24,584
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	24,584
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Financial Asset	Fair Value as of July 31, 2014	Valuation Technique	Unobservable Input	Range
Alger Capital Appreciation Fund
Common Stocks	$49,773	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$1,419,173	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$2,483,730	Income Approach	Discount Rate	10%
Alger Health Sciences Fund
Common Stocks	$1,676,721	Income Approach	Discount Rate	15%
Preferred Stocks	$290,376	Income Approach	Discount Rate	10%
Rights	$-0-	Income Approach	Discount Rate	15%
Alger Growth & Income Fund
Common Stocks	$3,038	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stocks	$79,448	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Alger SMid Cap Growth Fund
Preferred Stocks	$1,597,378	Income Approach	Discount Rate	10%
Alger Growth Opportunities Fund
Preferred Stocks	$24,584	Income Approach	Discount Rate	10%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2014 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$16,440,598	$16,440,598	—	—
Alger International Growth Fund	8,719,782	8,719,782	—	—
Alger Mid Cap Growth Fund	11,542,191	11,542,191	—	—
Alger SMid Cap Growth Fund	11,522,886	11,522,886	—	—
Alger Small Cap Growth Fund	3,689,145	3,689,145	—	—
Alger Growth Opportunities Fund	313,596	313,596	—	—
Alger Health Sciences Fund	2,600,115	2,600,115	—	—
Alger Growth & Income Fund	1,744,669	1,744,669	—	—
Total	$56,572,982	$56,572,982	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended July 31, 2014, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The fair values of derivative instruments as of July 31, 2014, are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$132,771	—	—
Purchased Call Options	Investments in Securities, at value	—
Written Put Options	—	—	Written Options Outstanding, at value	$722,746
Written Call Options	—	—	Written Options Outstanding, at value	234,314
Total		$132,771		$957,060

For the three months ended July 31, 2014, the Alger Mid Cap Growth Fund had option purchases of $7,207,254 and option sales of $12,270,165. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2014 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(1,177,498)
Written Options	6,184,935
Total	$5,007,437

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(125,010)
Total	$(125,010)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$98,136
Written Options	(118,896)
Total	$20,760

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$102,736
Total	$102,736

NOTE 5 — Affiliated Securities:

The securities listed below are deemed to be affiliate of the Trust because the Fund or its affiliate owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2014. Purchase and sale transactions and dividend income earned during the period were as follows:

Security	Shares at October 31, 2013	Purchases	Sales	Shares at July 31, 2014	Dividend Income	Realized Gain (Loss)	Value at July 31, 2014
Alger Capital Appreciation Fund
Common Stocks
Choicestream, Inc.*	—	82,955	—	82,955	—	—	$49,773
Preferred Stocks
Choicestream, Inc.*	—	2,365,288	—	2,365,288	—	—	1,419,173

Alger Growth & Income Fund
Common Stocks
Choicestream, Inc.*	—	5,064	—	5,064	—	—	$3,038
Preferred Stocks
Choicestream, Inc.*	—	132,906	—	132,906	—	—	79,744

*                      Non-income producing security.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 17, 2014